2. Basis of preparation	12 Months Ended
Dec. 31, 2019
Basis Of Preparation
Basis of preparation
2.	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments measured at their fair value. The consolidated financial statements are presented in millions of Brazilian Reais (“R$”), which is the functional currency of the Company. The functional currency of associates and subsidiaries located abroad is the local currency of each jurisdiction.

The consolidated financial statements provide comparative information in respect of the prior periods.

In addition, the Group presents an additional statement of financial position at the beginning of the preceding period when there is a retrospective application of an accounting policy, a retrospective restatement, or a reclassification of items in financial statements. An additional statement of financial position as at January 1, 2018 is presented in these consolidated financial statements due to the retrospective application of accounting policies as a result of the adoption of IFRS 16 Leases. See Note 4.2.

These consolidated financial statements were approved by the Board of Directors on December 1, 2020.

In June 2019, the Company disposed of all of its interest in its subsidiary Via Varejo (see note 12.3), which prior to the disposal was classified as a discontinued operation in accordance with IFRS 5 - Noncurrent Assets Held for Sale and Discontinued Operation.

The consolidated statements of cash flow include the cash flow from continuing and discontinued operations. The details of the cash flows from discontinued operations are disclosed in Note 33.1.

The consolidated financial statements include the financial information of all subsidiaries over which the Company exercises control directly or indirectly. The determination if a subsidiary is controlled by the Company and the basis of consolidation are in accordance with the requirements of IFRS 10 - Consolidated Financial Statements.

The financial statements of the subsidiaries are prepared on the same closing date of the reporting period of the Company, using consistent accounting policies. All intercompany balances, transactions are eliminated upon consolidation.

Gains or losses resulting from changes in equity interest in subsidiaries, which do not result in loss of control, are directly recorded in equity. Losses are attributed to the non-controlling interest, even if it results in a deficit balance.

In the consolidated financial statements, the Company consolidates all its subsidiaries and reports non-controlling interests in a separate line item in shareholders’ equity and statements of operations.

The list of subsidiaries and associates is presented in note 12.1